SUPPLEMENT DATED FEBRUARY 25, 2002
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

Effective February 22, 2002, Dreyfus Founders Focus Fund ("Focus Fund") was merged into Dreyfus Founders Growth Fund. As a result of the completion of the merger, Focus Fund has ceased to exist. Accordingly, Focus Fund is no longer being offered for sale to investors.




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                                                               February 25, 2002

                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

Effective February 22, 2002, Dreyfus Founders Focus Fund ("Focus Fund") was merged into Dreyfus Founders Growth Fund. As a result of the completion of the merger, Focus Fund has ceased to exist. Accordingly, Focus Fund is no longer being offered for sale to investors.